Label	Element	Value
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.40%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.80%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.00%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.62 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.00%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $587.36 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $615.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $602.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $571.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator Uncapped Accelerated U.S. Equity ETF™ | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)